Condensed Consolidated Statements of Financial Position (Unaudited) (Parentheticals) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Property, plant and equipment, accumulated depreciation (in Dollars)	$ 4,365	$ 3,356	$ 997
Common stock, shares issued	25,629,641	24,883,024	8,304,030
Common stock, shares outstanding	25,629,641	24,883,024	8,304,030
Preferred stock, shares issued
Preferred stock, shares outstanding